Leases - Schedule of Future Minimum Payments Under the Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments Under the Operating Leases [Abstract]
2025	$ 1,133
2026	683
2027	647
2028	592
2029	408
Thereafter
Total lease payments	3,463
Less: imputed interest	(264)
Total operating lease liabilities, net of interest	$ 3,199	$ 1,940